As filed with the Securities and Exchange Commission on February 10, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive
Suite 2900
Chicago, IL 60601
(Address of principal executive offices)

Mareile Cusack
200 East Randolph Drive
Suite 2900
Chicago, IL 60601
(Name and address of agent for service)

with a copy to:

Arthur Don
Greenberg Traurig, LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

Registrant's telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30, 2012
Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

Ariel Fund Schedule of Investments		December 31, 2011 (Unaudited)

Number of Shares	Common Stocks—99.43%	Cost	Market Value

	Consumer discretionary & services—36.57%
1,357,690	DeVry Inc.	$54,876,828	$52,216,757
4,883,439	Gannett Co., Inc.	11,188,522	65,291,579
3,101,125	International Game Technology	32,560,045	53,339,350
6,275,472	Interpublic Group of Cos., Inc.	36,295,719	61,060,343
420,454	Madison Square Garden Co., Class A (a)	11,149,791	12,041,803
1,225,771	Meredith Corp.	27,100,485	40,021,423
798,648	Mohawk Industries, Inc. (a)	34,738,455	47,799,083
3,046,057	Newell Rubbermaid Inc.	42,098,349	49,193,821
596,575	Nordstrom, Inc.	6,240,878	29,655,743
2,060,256	Royal Caribbean Cruises Ltd.	22,179,282	51,032,541
608,967	Sotheby's	6,906,975	17,373,829
560,295	Stanley Black & Decker, Inc.	13,423,978	37,875,942
79,700	Washington Post Co., Class B	29,960,249	30,031,757
		328,719,556	546,933,971
	Consumer staples—5.23%
252,054	Energizer Holdings, Inc. (a)	4,239,946	19,529,144
460,338	J.M. Smucker Co.	13,928,282	35,984,621
449,525	McCormick & Co., Inc.	15,671,993	22,665,050
		33,840,221	78,178,815
	Energy—2.49%
639,771	Contango Oil & Gas Co. (a)	37,820,419	37,221,877

	Financial services—28.12%
3,308,757	CBRE Group, Inc. (a)	13,325,299	50,359,282
527,426	City National Corp.	20,303,643	23,301,681
634,100	Dun & Bradstreet Corp.	48,334,225	47,449,703
1,494,500	Fair Isaac Corp.	32,648,000	53,562,880
3,147,645	First American Financial Corp.	49,744,201	39,880,662
8,775,978	Janus Capital Group Inc.	76,602,200	55,376,421
882,573	Jones Lang LaSalle Inc.	15,143,963	54,066,422
2,758,945	KKR & Co. L.P.	32,949,597	35,397,264
2,343,300	Lazard Ltd, Class A	73,774,861	61,183,563
		362,825,989	420,577,878
	Health care—12.97%
391,634	Bio-Rad Laboratories, Inc., Class A (a)	21,134,843	37,612,529
1,739,075	Charles River Laboratories Intl Inc. (a)	51,601,338	47,528,920
1,695,101	Hospira, Inc. (a)	59,407,616	51,480,217
2,618,600	Symmetry Medical Inc. (a) (b)	23,610,862	20,922,614
684,000	Zimmer Holdings, Inc.	37,133,674	36,539,280
		192,888,333	194,083,560
	Materials & processing—4.54%
2,601,438	Interface, Inc., Class A	22,387,432	30,020,595
1,125,700	Simpson Manufacturing Co., Inc.	31,536,818	37,891,062
		53,924,250	67,911,657

	Producer durables—9.51%
1,506,703	Brady Corp., Class A	$21,296,498	$47,566,614
788,500	Brink's Co.	17,607,461	21,194,880
908,690	Herman Miller, Inc.	15,336,330	16,765,330
911,311	IDEX Corp.	10,375,592	33,818,751
534,700	Littelfuse, Inc.	23,414,136	22,981,406
		88,030,017	142,326,981

	Total common stocks	1,098,048,785	1,487,234,739

Principal Amount	Repurchase Agreement—0.62%	Cost	Market Value

$9,226,093	Fixed Income Clearing Corporation, 0.01%, dated
	12/30/2011, due 01/03/2012, repurchase price $9,226,103,
	(collateralized by U.S. Treasury Bonds, 1.50%, due
	12/31/2013 and 1.00%, due 01/15/2014)	$9,226,093	$9,226,093
	Total Investments—100.05%	$1,107,274,878	1,496,460,832
	Liabilities less Other Assets—(0.05%)		(729,485)
	Net Assets—100.00%		$1,495,731,347

(a) Non-income producing.
(b) Affiliated company (See Note Three).
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Appreciation Fund Schedule of Investments		December 31, 2011 (Unaudited)

Number of Shares	Common Stocks—99.70%	Cost	Market Value

	Consumer discretionary & services—40.04%
1,233,850	Carnival Corp.	$33,665,222	$40,272,864
2,052,100	CBS Corp., Class B	9,126,543	55,693,994
705,000	DeVry Inc.	27,886,811	27,114,300
2,354,200	Gannett Co., Inc.	5,042,659	31,475,654
1,956,290	International Game Technology	24,120,469	33,648,188
5,357,130	Interpublic Group of Cos., Inc.	32,334,448	52,124,875
943,300	Madison Square Garden, Co., Class A (a)	25,567,629	27,016,112
310,700	Mattel, Inc.	6,871,491	8,625,032
713,175	Mohawk Industries, Inc. (a)	31,911,602	42,683,524
1,083,200	Newell Rubbermaid Inc.	16,648,158	17,493,680
374,500	Nordstrom, Inc.	3,661,621	18,616,395
903,300	Omnicom Group Inc.	25,607,850	40,269,114
619,200	Sotheby's	13,343,489	17,665,776
440,699	Stanley Black & Decker, Inc.	9,258,985	29,791,252
1,214,500	Viacom, Inc.	28,164,179	55,150,445
		293,211,156	497,641,205
	Consumer staples—2.42%
384,675	J.M. Smucker Co.	18,220,251	30,070,045

	Energy—2.83%
1,579,400	Chesapeake Energy Corp.	46,413,253	35,204,826

	Financial services—33.92%
1,228,200	AFLAC Inc.	32,604,020	53,131,932
2,124,100	Blackstone Group L.P.	28,642,815	29,758,641
1,652,550	CBRE Group, Inc. (a)	8,206,412	25,151,811
507,800	City National Corp.	25,124,227	22,434,604
2,736,500	First American Financial Corp.	42,295,596	34,671,455
401,500	Franklin Resources, Inc.	17,710,278	38,568,090
5,463,875	Janus Capital Group Inc.	39,069,447	34,477,051
664,800	Jones Lang LaSalle Inc.	35,523,324	40,725,648
2,246,455	KKR & Co. L.P.	26,403,291	28,822,018
1,769,620	Lazard Ltd, Class A	61,272,185	46,204,778
1,204,800	Northern Trust Corp.	46,078,051	47,782,368
347,700	T. Rowe Price Group, Inc.	5,618,661	19,801,515
		368,548,307	421,529,911
	Health care—12.21%
248,150	Baxter Intl Inc.	4,804,978	12,278,462
201,625	Bio-Rad Laboratories, Inc., Class A (a)	12,994,851	19,364,065
587,700	Hospira, Inc. (a)	22,809,090	17,848,449
964,300	St. Jude Medical, Inc.	35,049,207	33,075,490
769,354	Thermo Fisher Scientific Inc. (a)	13,146,106	34,597,849
646,200	Zimmer Holdings, Inc.	28,631,907	34,520,004
		117,436,139	151,684,319
	Producer durables—4.34%
539,500	Accenture plc, Class A	7,430,316	28,717,585
538,650	Illinois Tool Works Inc.	25,448,947	25,160,342
		32,879,263	53,877,927

	Technology—3.94%
3,346,200	Dell Inc. (a)	$39,776,916	$48,954,906

	Total common stocks	916,485,285	1,238,963,139

Principal Amount	Repurchase Agreement—0.29%	Cost	Market Value

$3,615,622	Fixed Income Clearing Corporation, 0.01%, dated
	12/30/2011, due 01/03/2012, repurchase price $3,615,626,
	(collateralized by U.S. Treasury Bonds,
	1.50%, due 12/31/2013)	$3,615,622	$3,615,622
	Total Investments—99.99%	$920,100,907	1,242,578,761
	Other Assets less Liabilities—0.01%		124,839
	Net Assets—100.00%		$1,242,703,600

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Focus Fund Schedule of Investments		December 31, 2011 (Unaudited)

Number of Shares	Common Stocks—101.94%	Cost	Market Value

	Consumer discretionary & services—19.23%
18,900	Apollo Group, Inc., Class A (a)	$764,368	$1,018,143
44,900	Carnival Corp.	1,513,774	1,465,536
37,800	DeVry Inc.	1,453,208	1,453,788
44,400	Omnicom Group Inc.	1,656,242	1,979,352
42,000	Target Corp.	2,025,796	2,151,240
		7,413,388	8,068,059
	Consumer staples—3.07%
39,000	Walgreen Co.	1,117,738	1,289,340

	Energy—8.93%
63,100	Chesapeake Energy Corp.	1,964,046	1,406,499
27,600	Exxon Mobil Corp.	1,837,683	2,339,376
		3,801,729	3,745,875

	Financial services—27.58%
32,800	AFLAC Inc.	1,188,509	1,418,928
67,400	Bank of New York Mellon Corp.	1,813,046	1,341,934
16,500	Berkshire Hathaway Inc. (a)	1,151,774	1,258,950
40,750	Citigroup Inc.	1,290,231	1,072,133
17,900	Goldman Sachs Group, Inc.	2,501,696	1,618,697
32,700	JPMorgan Chase & Co.	1,279,430	1,087,275
98,100	KKR & Co. L.P.	1,134,969	1,258,623
104,750	Morgan Stanley	2,694,277	1,584,868
23,400	Northern Trust Corp.	895,132	928,044
		13,949,064	11,569,452
	Health care—15.63%
8,200	Abbott Laboratories	384,130	461,086
14,800	Baxter Intl Inc.	625,959	732,304
53,900	Hospira, Inc. (a)	2,083,661	1,636,943
28,600	Johnson & Johnson	1,697,869	1,875,588
34,700	Zimmer Holdings, Inc.	1,755,400	1,853,674
		6,547,019	6,559,595
	Producer durables—11.46%
24,800	Accenture plc, Class A	577,983	1,320,104
21,800	Lockheed Martin Corp.	1,637,672	1,763,620
36,875	Tyco Intl Ltd.	1,215,422	1,722,431
		3,431,077	4,806,155
	Technology—16.04%
166,800	Dell Inc. (a)	2,506,074	2,440,284
9,000	International Business Machines Corp.	695,929	1,654,920
101,500	Microsoft Corp.	2,472,560	2,634,940
		5,674,563	6,730,144

	Total common stocks	41,934,578	42,768,620
	Total Investments—101.94%	$41,934,578	42,768,620
	Liabilities less Other Assets—(1.94%)		(814,831)
	Net Assets—100.00%		$41,953,789

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Discovery Fund Schedule of Investments		December 31, 2011 (Unaudited)

Number of Shares	Common Stocks—94.30%	Cost	Market Value

	Consumer discretionary & services—19.42%
12,000	Callaway Golf Co.	$86,527	$66,360
16,100	Gaiam, Inc., Class A (a)	89,198	52,164
3,800	International Speedway Corp., Class A	109,585	96,330
3,500	JAKKS Pacific, Inc.	62,073	49,385
8,000	Madison Square Garden Co., Class A (a)	208,562	229,120
9,400	RadioShack Corp.	126,100	91,274
2,000	Rosetta Stone Inc. (a)	14,372	15,260
3,400	Shoe Carnival, Inc. (a)	81,364	87,380
10,700	XO Group Inc. (a)	106,830	89,238
		884,611	776,511
	Energy—8.23%
2,650	Contango Oil & Gas Co. (a)	156,119	154,177
8,000	Mitcham Industries, Inc. (a)	102,990	174,720
		259,109	328,897

	Financial services—18.08%
13,500	Avatar Holdings Inc. (a)	211,023	96,930
36,300	Cowen Group, Inc., Class A (a)	117,236	94,017
15,200	First American Financial Corp.	215,098	192,584
67,600	Market Leader, Inc. (a)	166,183	185,900
6,200	MB Financial, Inc.	114,364	106,020
5,200	Symetra Financial Corp.	43,768	47,164
		867,672	722,615
	Health care—5.05%
8,100	Symmetry Medical Inc. (a)	75,037	64,719
31,100	Vical Inc. (a)	65,286	137,151
		140,323	201,870
	Materials & processing—10.19%
15,600	Landec Corp. (a)	96,478	86,112
56,400	Orion Energy Systems, Inc. (a)	184,795	166,380
4,600	Simpson Manufacturing Co., Inc.	124,753	154,836
		406,026	407,328
	Producer durables—12.26%
42,800	Ballantyne Strong, Inc. (a)	256,828	175,052
2,350	Littelfuse, Inc.	94,521	101,003
6,200	Team, Inc. (a)	147,390	184,450
6,300	Tecumseh Products Co., Class A (a)	69,226	29,610
		567,965	490,115
	Technology—21.07%
26,800	American Reprographics Co. (a)	141,782	123,012
11,100	Imation Corp. (a)	113,850	63,603
6,000	InfoSpace, Inc. (a)	49,299	65,940
5,200	Multi-Fineline Electronix, Inc. (a)	132,171	106,860
20,880	PCTEL, Inc.	143,450	142,819
30,300	Pervasive Software Inc. (a)	190,863	176,346
12,500	Sigma Designs, Inc. (a)	133,201	75,000
5,300	Tessera Technologies, Inc. (a)	75,604	88,775
		980,220	842,355

	Total common stocks	4,105,926	3,769,691

Principal Amount	Repurchase Agreement—4.92%	Cost	Market Value

$196,500	Fixed Income Clearing Corporation, 0.01%, dated
	12/30/2011, due 01/03/2012, repurchase price $196,501,
	(collateralized by U.S. Treasury Bonds,
	1.00%, due 01/15/2014)	$196,500	$196,500
	Total Investments—99.22%	$4,302,426	3,966,191
	Cash, Other Assets less Liabilities—0.78%		31,266
	Net Assets—100.00%		$3,997,457

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Notes to Schedules of Investments	December 31, 2011 (unaudited)

Note One | Organization
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Equity Fund and Ariel Global Equity Fund (the “Funds”) are series of the Trust.  Ariel Fund, Ariel Appreciation Fund, Ariel Discovery Fund, Ariel International Equity Fund and Ariel Global Equity Fund are diversified funds. Ariel Focus Fund is a non-diversified fund.  Ariel International Equity Fund and Ariel Global Equity Fund commenced operations on December 30, 2011.

The Funds presently issue two classes of shares: an Investor Class and an Institutional Class. The Institutional Class of each Fund commenced operations on December 30, 2011.

Note Two | Significant accounting policies
The following is a summary of significant policies related to investments of the Funds held at December 31, 2011.

Fair value measurements – Accounting Standards CodificationTM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$1,487,234,739	$1,238,963,139	$42,768,620	$3,769,691
Level 2	9,226,093	3,615,622	-	196,500
Level 3	-	-	-	-
Fair Value at 12/31/2011	$1,496,460,832	$1,242,578,761	$42,768,620	$3,966,191

Ariel International Equity Fund and Ariel Global Equity Fund commenced operations on December 30, 2011.  These Funds’ only investment as of the quarter ended December 31, 2011 was cash.

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

As of December 31, 2011, all Level 2 securities held are repurchase agreements, see Schedule of Investments.

The FASB issued amendments to ASC Topic 820 to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (ASU No. 2011-04). Such amendments are effective for fiscal years beginning after December 15, 2011. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Investment valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Debt obligations having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Debt securities with maturities over 60 days are valued at the yield equivalent as obtained from a pricing service or one or more market makers for such securities.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Repurchase agreements – The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions – Securities transactions are accounted for on a trade date basis.

Notes to Schedules of Investments	December 31, 2011 (unaudited)

Note Three | Transactions with affiliated companies

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  Ariel Fund had the following transactions during the three months ended December 31, 2011, with affiliated companies:

	Share Activity				Three Months Ended December 31, 2011
Security Name	Balance September 30, 2011	Purchases	Sales	Balance December 31, 2011	Market Value	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares
Interface, Inc.*	3,452,238	-	850,800	2,601,438	$30,020,595	$64,785	$(314,780)
Fair Isaac Corp.*	2,196,000	-	701,500	1,494,500	53,562,880	31,792	5,572,512
Symmetry Medical Inc.	2,474,200	144,400	-	2,618,600	20,922,614	-	-
					$104,506,089	$96,577	$5,257,732
* No longer an affiliated company.

Note Four | Federal Income Taxes

At December 31, 2011, the cost of investment securities for tax purposes was as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Cost of investments	$1,107,274,878	$920,100,907	$41,934,578	$4,302,426

Gross unrealized appreciation	$458,140,915	$390,039,860	$5,112,292	$321,428
Gross unrealized depreciation	(68,954,961)	(67,562,006)	(4,278,250)	(657,663)
Net unrealized appreciation (depreciation)	$389,185,954	$322,477,854	$834,042	$(336,235)

Ariel International Equity Fund and Ariel Global Equity Fund commenced operations on December 30, 2011.  The Funds held no positions other than cash as of the quarter ended December 31, 2011.

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By: /s/ Mellody Hobson
       Mellody Hobson
                   President and Principal Executive Officer

Date:          February 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mellody Hobson
                   Mellody Hobson
       President and Principal Executive Officer

Date:          February 6, 2012

By:  /s/ Anita Zagrodnik
       Anita Zagrodnik
       Treasurer and Chief Financial Officer

Date:          February 6, 2012